Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue Attributed to Geographic Regions Based on Customer Location

The following represents revenue attributed to geographic regions based on customer location:

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Europe, Middle East and Africa (“EMEA”)	$10,696	$6,234	$21,748	$12,867
Americas	4,601	3,835	9,139	6,819
Asia Pacific (“APAC”)	2,865	2,991	4,235	6,419
Total revenue	$18,162	$13,060	$35,122	$26,105

The following represents revenue attributed to geographic regions based on customer location:

	Years Ended March 31,
	2024	2023
Europe, Middle East and Africa (“EMEA”)	$36,002	$31,454
Americas	16,716	14,264
Asia Pacific (“APAC”)	11,755	8,341
Total revenue	$64,473	$54,059

Schedule of Long-lived Assets

Long-lived assets shown below include property and equipment, net. The following represents long-lived assets where they are physically located:

	As of September 30, 2024	As of March 31, 2024
EMEA	$495	$276
Americas	240	206
APAC	55	48
Total property and equipment, net	$790	$530

Long-lived assets shown below include property and equipment, net. The following represents long-lived assets where they are physically located:

	2024	2023
EMEA	$276	$236
Americas	206	390
APAC	48	116
Total property and equipment, net	$530	$742